Acquisitions - Narrative (Q3) (Details) $ in Thousands													3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 08, 2021 USD ($)	Mar. 17, 2021 USD ($)	Jan. 19, 2021 USD ($) shares	Dec. 16, 2020 USD ($) shares	Nov. 18, 2020 USD ($)	Oct. 17, 2020 USD ($)	Oct. 16, 2020 USD ($)	Aug. 21, 2020 USD ($) shares	Apr. 17, 2020 USD ($)	Jan. 24, 2020 USD ($)	Jan. 16, 2020 USD ($) shares	Jan. 06, 2020 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) business	Sep. 30, 2020 USD ($) business	Dec. 31, 2020 USD ($) business	Dec. 31, 2019 USD ($) business
Business Acquisition [Line Items]
Number of businesses acquired | business																4	5	9	13
Acquisition related costs													$ 4,100			$ 6,800	$ 5,700	$ 15,500	$ 14,100
Total revenue needed for earnout to be paid																		6,600	5,000
Fair value of earnout												$ 2,500
Earnout paid																		2,000
Decrease in earnout liability																		500
Goodwill expected to be deductible for income tax																		167,100
Interest expense															$ 6,900	3,800	21,700	11,500	30,600
Transaction costs removed													$ 4,100		900	6,800	5,700	15,500	14,100
Additional amortization expense															$ 4,200	1,800	$ 14,400	8,900	28,000
Briostack
Business Acquisition [Line Items]
Percentage of interest acquired			100.00%
Purchase price			$ 35,200													35,167
Shares issued (in shares) | shares			45,454
Rollover equity			$ 700													726
PulseM
Business Acquisition [Line Items]
Percentage of interest acquired		100.00%
Purchase price		$ 34,500														34,484
Rollover equity																0
MDTech
Business Acquisition [Line Items]
Percentage of interest acquired	100.00%
Purchase price	$ 15,900															15,855
Rollover equity																0
Timely
Business Acquisition [Line Items]
Percentage of interest acquired	100.00%
Purchase price	$ 99,700															99,748
Rollover equity																$ 0
Remodeling
Business Acquisition [Line Items]
Percentage of interest acquired												100.00%
Purchase price												$ 28,400						28,364
Rollover equity																		0
Total revenue needed for earnout to be paid																		6,600	$ 5,000
Earnout per year if revenue achievement met												2,000
Fair value of earnout												$ 2,500
Earnout paid																		2,000
Decrease in earnout liability																		500
Qiigo
Business Acquisition [Line Items]
Percentage of interest acquired											100.00%
Purchase price											$ 22,200							22,183
Shares issued (in shares) | shares											127,249
Rollover equity											$ 600							619
AlertMD
Business Acquisition [Line Items]
Purchase price										$ 21,900								21,853
Rollover equity																		0
Invoice Simple
Business Acquisition [Line Items]
Percentage of interest acquired									100.00%
Purchase price									$ 32,500									32,507
Rollover equity																		0
Brighter Vision
Business Acquisition [Line Items]
Percentage of interest acquired								100.00%
Purchase price								$ 17,500										17,477
Shares issued (in shares) | shares								21,892
Rollover equity								$ 100										127
Socius
Business Acquisition [Line Items]
Percentage of interest acquired							100.00%
Purchase price							$ 15,700											15,670
Rollover equity																		0
Service Fusion
Business Acquisition [Line Items]
Percentage of interest acquired						100.00%
Purchase price						$ 122,300												122,333
Rollover equity																		0
My PT Hub
Business Acquisition [Line Items]
Percentage of interest acquired					100.00%
Purchase price					$ 11,700													11,697
Rollover equity																		0
Total revenue needed for earnout to be paid					4,600
Earnout per year if revenue achievement met					2,700
Fair value of earnout					$ 1,000
Decrease in earnout liability														$ 1,000
Updox
Business Acquisition [Line Items]
Percentage of interest acquired				100.00%
Purchase price				$ 143,100														143,100
Shares issued (in shares) | shares				72,896
Rollover equity				$ 600														573
Goodwill expected to be deductible for income tax																		$ 167,100